Long-Term Borrowings - (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long-Term Borrowings
Total	$ 22,500	$ 28,500
Long-term unsecured borrowings (including current portion)
Long-Term Borrowings
Unsecured borrowings	28,500	34,500
Less: current portion	(6,000)	(6,000)
Total	22,500	28,500
Unused long-term credit lines	$ 138,000	$ 140,000
Long-term unsecured borrowings (including current portion) | Bottom of range
Long-Term Borrowings
Interest rate	4.52%	5.39%
Long-term unsecured borrowings (including current portion) | Top of range
Long-Term Borrowings
Interest rate	4.53%	5.43%